Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Pretax total accumulated other comprehensive income (loss), beginning balance		$ (2,053.0)	$ (3,557.0)	$ 52.0
Pretax total accumulated other comprehensive income (loss), Investment securities		(197.0)	1,257.0	(4,169.0)
Pretax total accumulated other comprehensive income (loss), before reclassifications	$ (197.0)		1,257.0	(4,169.0)
Pretax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings		(1.0)
Pretax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities		(440.0)	(247.0)	(560.0)
Total reclassification adjustment for amounts realized in net income, before tax		(441.0)	(247.0)	(560.0)
Total other comprehensive income, before tax		244.0	1,504.0	(3,609.0)
Pretax total accumulated other comprehensive income (loss), ending balance	(1,809.0)	(1,809.0)	(2,053.0)	(3,557.0)
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
Total tax (provision) benefit, beginning balance		437.0	755.0	(11.0)
Total tax (provision) benefit, Investment securities		41.0	(266.0)	879.0
Total tax (provision) benefit, before reclassifications	41.0		(266.0)	879.0
Total tax (provision) benefit, Net impairment losses recognized in earnings		0.0
Total tax (provision) benefit, Net realized gains (losses) on securities		92.0	52.0	113.0
Total reclassification adjustment for amounts realized in net income, Total tax (provision) benefit		92.0	52.0	113.0
Total other comprehensive income (loss), tax (provision) benefit		(51.0)	(318.0)	766.0
Total tax (provision) benefit, ending balance	386.0	386.0	437.0	755.0
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income (loss), beginning balance		(1,616.0)	(2,802.0)	41.0
After tax total accumulated other comprehensive income (loss), Investment securities		(156.0)	991.0	(3,290.0)
After tax total accumulated other comprehensive income (loss), before reclassifications	(156.0)		991.0	(3,290.0)
After tax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings		(1.0)
After tax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities		(348.0)	(195.0)	(447.0)
Total reclassification adjustment for amounts realized in net income, after tax		(349.0)	(195.0)	(447.0)
Total other comprehensive income (loss), after tax		193.0	1,186.0	(2,843.0)
After tax total accumulated other comprehensive income (loss), ending balance	(1,423.0)	(1,423.0)	(1,616.0)	(2,802.0)
Total net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income (loss), beginning balance		(1,601.0)	(2,787.0)	56.0
After tax total accumulated other comprehensive income (loss), Investment securities		(156.0)	991.0	(3,290.0)
After tax total accumulated other comprehensive income (loss), before reclassifications	(156.0)		991.0	(3,290.0)
After tax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings		(1.0)
After tax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities		(348.0)	(195.0)	(447.0)
Total reclassification adjustment for amounts realized in net income, after tax		(349.0)	(195.0)	(447.0)
Total other comprehensive income (loss), after tax		193.0	1,186.0	(2,843.0)
After tax total accumulated other comprehensive income (loss), ending balance	(1,408.0)	(1,408.0)	(1,601.0)	(2,787.0)
Net unrealized gains (losses) on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income (loss), beginning balance		(14.0)	(14.0)	(14.0)
After tax total accumulated other comprehensive income (loss), Investment securities		0.0	0.0	0.0
After tax total accumulated other comprehensive income (loss), before reclassifications	0.0		0.0	0.0
After tax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings		0.0
After tax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities		0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, after tax		0.0	0.0	0.0
Total other comprehensive income (loss), after tax		0.0	0.0	0.0
After tax total accumulated other comprehensive income (loss), ending balance	(14.0)	(14.0)	(14.0)	(14.0)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income (loss), beginning balance		(1.0)	(1.0)	(1.0)
After tax total accumulated other comprehensive income (loss), Investment securities		0.0	0.0	0.0
After tax total accumulated other comprehensive income (loss), before reclassifications	0.0		0.0	0.0
After tax total accumulated other comprehensive income (loss), Net impairment losses recognized in earnings		0.0
After tax total accumulated other comprehensive income (loss), Net realized gains (losses) on securities		0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, after tax		0.0	0.0	0.0
Total other comprehensive income (loss), after tax		0.0	0.0	0.0
After tax total accumulated other comprehensive income (loss), ending balance	$ (1.0)	$ (1.0)	$ (1.0)	$ (1.0)